Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 13 - Subsequent Events

During October 2018, the board of directors authorized 100,000 stock options to a board member.

During October 2018, the board of directors approved that the Convertible promissory notes - related parties converts into 7,000,000 shares of common stock.

Note 10 - Subsequent Events

On March 2, 2018, the Company issued 1,000,000 Units (the “Units”) at a price of $2.50 per Unit for an aggregate purchase price of $2,500,000 pursuant to the terms of a subscription agreement between the Company and Jerry Moyes. Each Unit consists of (i) one share of the Company’s common stock, par value $0.0001 per share (“Common Stock”), and (ii) a warrant to purchase one share of Common Stock at an exercise price of $2.50 per share exercisable for ten years from the date of issuance. The Company did not pay any commissions in connection with the sale of these Units.

In connection with the sale of Units, the Company issued 89,092 shares of Common Stock on March 2, 2018, to Kirk Honour, the Company’s former president, pursuant to the terms of the Separation Agreement between the Company and Kirk Honour dated October 9, 2017.

On or about March 20, 2018, the Company entered into a Share Escrow Agreement (the “Escrow Agreement”) with certain of the Company’s shareholders, including entities affiliated with Scott Honour, a director of the Company, and Kirk Honour, the Company’s former president. Pursuant to the terms of the Escrow Agreement, the shareholders party to the agreement placed an aggregate of 240,000 shares of Common Stock in escrow, to be held by the Company until such time as one or more third parties offers to purchase the escrowed shares and the Company approves such purchase or purchases. 75% of the proceeds of the sale or sales of the escrowed shares will be paid to the Company and will be used by the Company first to repay any amounts outstanding under the Tradition Capital Bank loan facility, and the remaining 25% of the proceeds will be paid pro rata to the shareholders party to the Escrow Agreement. In connection with the Escrow Agreement, the Company issued 240,000 warrants to purchase Common Stock to the shareholders party to the Escrow Agreement, which warrants have an exercise price of $6.11 per share and are exercisable for a period of five years.

On April 2, 2018, the Company and a related party note holder agreed to extend the maturity date of the $3,800,000 promissory note through July 2019.

On April 12, 2018, the Company consummated the following transactions:

●	The Company issued 275,583 common shares in exchange for certain Senior Bridge Notes in the aggregate principal amount of approximately $689,000, with the per share price for shares of common stock equal to $2.50.

●	The Company issued 268,057 common shares in exchange for the Junior Bridge Notes in the aggregate principal amount of approximately $1,340,261, with the per share price for shares of common stock equal to $5.00.

The Units and Common Stock described above were offered and sold as part of private placements solely to “accredited investors” as that term is defined under Rule 501(a) under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to exemptions from the registration requirements of the Securities Act afforded by Section 4(a)(2) and Rule 506 of Regulation D promulgated thereunder.

The foregoing summary of the material terms of the subscription agreements and warrant is not complete and is qualified in its entirety by reference to the subscription agreements included as exhibits to this annual report on Form 10-K.

On April 13, 2018, the Company filed a Certificate of Designation of Rights and Preferences of Series A Preferred Stock (the “Certificate of Designation”) with the Secretary of State of the State of Delaware, which authorizes the Company to issue up to 100,000 shares of Series A Preferred Stock, par value $0.0001 per share (“Series A Preferred Stock”). The Series A Preferred Stock ranks senior in preference and priority to the Company’s common stock with respect to dividend and liquidation rights and, except as provided in the Certificate of Designation or otherwise required by law, will vote with the common stock on an as converted basis on all matters presented for a vote of the holders of common stock, including directors, and are entitled to fifteen votes for each share of Series A Preferred Stock held on the record date for the determination of the stockholders entitled to vote or, if no record date is established, on the date the vote is taken.

The Series A Preferred Stock is convertible at any time at the option of the holder or the Company at an initial conversion ratio of one share of Common Stock for each share of Series A Preferred Stock. The initial conversion ratio shall be adjusted in the event of any stock splits, stock dividends and other recapitalizations. In addition, each share of Series A Preferred Stock will automatically convert to one share of Common Stock if the closing price on all domestic securities exchanges on which the Common Stock may at the time be listed exceeds six dollars ($6.00) per share for thirty (30) consecutive trading days and the daily trading volume of the Common Stock is at least twenty thousand (20,000) shares for that same period.

The holders of the Series A Preferred Stock are entitled to a liquidation preference of $3.00 per share of Series A Preferred Stock plus any accrued but unpaid dividends upon the liquidation of the Company. The Series A Preferred Stock may be redeemed by the Company at any time at a redemption price equal to $3.00 plus all accrued but unpaid dividends, and each holder of Series A Preferred Stock may cause the Company to redeem the holder’s Series A Preferred Stock at any time after August 1, 2018 at a redemption price equal to $3.00 plus all accrued but unpaid dividends.

The approval of the holders of at least a majority of the Series A Preferred Stock, voting together as a separate class, is required for the Company to amend the Certificate of Designation, including by merger or otherwise, to as to alter or repeal the preferences, rights, privileges or powers of the Series A Preferred Stock in a manner that would adversely affect the rights of the holders of the Series A Preferred Stock.

A copy of the Certificate of Designation is attached hereto and is incorporated herein by reference.

On April 12, 2018, the Company approved the issuance of 100,000 shares of Series A Preferred to Danny R. Cuzick, a member of the Company’s board of directors, as compensation for services rendered to the Company.

On April 12, 2018, the Board approved, subject to subsequent shareholder approval, the adoption of the EVO Transportation & Energy Services, Inc. 2018 Stock Incentive Plan (the “Plan”), which provides for the grant of options to purchase up to 4,250,000 shares of the Company’s common stock.

Pursuant to the terms and conditions of the Plan, the Board granted 4,000,000 stock options on April 12, 2018. The stock options have an exercise price equal to $2.50 per share, each option shall terminate ten years from the date issued. 25% of the options vested on the grant date, and the remaining options vest in equal annual installments on the first, second and third anniversary of the grant date. However, all unvested options vest immediately upon the Company’s closing on an aggregate of at least $30,000,000 in any combination of public and private equity and debt financings after the grant date.

During February 2018, the Company entered into a management agreement with a third-party to operate Titan Diamond Bar. The Company is currently negotiating with the third party for the sale of station.